Investments in and Advances to Equity Accounted Investments (Tables)	9 Months Ended
Sep. 30, 2016
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in and Advances to Equity Accounted Investments

	As at September 30, 2016	As at December 31, 2015
	$	$
High-Q Joint Venture	22,091	21,166
Tanker Investments Ltd.	47,376	44,195
Teekay Tanker Operations Ltd.	9,304	21,447
Total	78,771	86,808